Key management personnel (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Summary of Key Management Personnel
Key management personnel compensation comprises:

	2023	2022	2021
	US$	US$	US$
Short-term employee benefits	13,599,217	13,979,139	14,081,625
Post-employment benefits	659,020	634,363	744,951
Share-based payments	11,455,666	11,165,439	11,601,866

Total	25,713,903	25,778,941	26,428,442